Nature of Operations (Details)	Jun. 30, 2024
Shenping Yin [Member]
Nature of Operations [Line Items]
Ownership percentage	36.78%
Xiaoyang Huang [Member]
Nature of Operations [Line Items]
Ownership percentage	56.29%
Four Other Shareholders [Member]
Nature of Operations [Line Items]
Ownership percentage	6.93%